Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Before tax
Based on profit from continuing operations		$ 2,676	$ 2,908	$ 2,654
Short-term fluctuations in investment returns on shareholder-backed business		458	579	(554)
Amortisation of acquisition accounting adjustments		5	5	5
Loss (gain) attaching to corporate transactions		94	(735)	142
Adjusted operating profit		3,233	2,757	2,247
Tax
Based on profit for the period from continuing operations		(462)	(440)	(316)
Short-term fluctuations in investment returns on shareholder-backed business		(81)	(49)	2
Loss attaching to corporate transactions		(5)	(8)	(24)
Based on adjusted operating profit		(548)	(497)	(338)
Non-controlling interests
Based on loss/profit for the period		771	(67)	(9)
Based on profit for the period from continuing operations		(22)	(10)	(9)
Short-term fluctuations in investment returns on shareholder-backed business		5
Based on adjusted operating profit		(17)	(10)	(9)
Net of tax and non-controlling interests
Profit (loss) attributable to equity holders of the company		(2,042)	2,118	783
Profit for the period from continuing operations		2,192	2,458	2,329
Short-term fluctuations in investment returns on shareholder-backed business		382	530	(552)
Amortisation of acquisition accounting adjustments		5	5	5
Loss attaching to corporate transactions		89	(743)	118
Based on adjusted operating profit		$ 2,668	$ 2,250	$ 1,900
Basic
Profit/loss for the period (in USD per share)		$ (0.777)	$ 0.816	$ 0.303
Profit for the period from continuing operations (in USD per share)		0.834	0.946	0.900
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.145	0.204	(0.213)
Amortisation of acquisition accounting adjustments (in USD per share)		0.002	0.002	0.001
Loss attaching to corporate transactions		0.034	(0.286)	0.046
Adjusted operating profit (in USD per share)		1.015	0.866	0.734
Diluted
Profit/loss for the period (in USD per share)		(0.777)	0.816	0.303
Profit for the period from continuing operations (in USD per share)		0.834	0.946	0.900
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.145	0.204	(0.213)
Amortisation of acquisition accounting adjustments (in USD per share)		0.002	0.002	0.001
Loss attaching to corporate transactions		0.034	(0.286)	0.046
Adjusted operating profit (in USD per share)		$ 1.015	$ 0.866	$ 0.734
Discontinued US operations
Net of tax and non-controlling interests
Loss for the period from discontinued operations		$ 4,234	$ 340	$ 385
Basic
Loss for the period from discontinued operations (in USD per share)	[1]	$ 1.611	$ 0.130	$ 0.149
Diluted
Loss for the period from discontinued operations (in USD per share)	[1]	$ 1.611	$ 0.130	$ 0.149
Discontinued UK and Europe operations
Before tax
Based on profit from continuing operations				$ 2,094
Net of tax and non-controlling interests
Loss for the period from discontinued operations				$ 1,161
Basic
Loss for the period from discontinued operations (in USD per share)				$ 0.448
Diluted
Loss for the period from discontinued operations (in USD per share)				$ 0.448

[1]	Loss from discontinued operations represents the aggregate of the post-tax results during the year up to demerger and the remeasurement adjustment to the carrying value of the business and recycling of cumulative reserves from other comprehensive income upon demerger (see note D1.2 and note D1.3).